EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Net income (loss)	$ 2,056	$ 3,966
Dilutive effect of conversion of subsidiary preferred shares	(150)	(148)
Dilutive effect of mandatorily redeemable preferred shares issued in a consolidated subsidiary	0	(26)
Profit (loss), attributable to ordinary equity holders of parent entity	1,906	3,792
Dilutive effect of exchangeable shares issued in a consolidated subsidiary	5	2
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 1,911	$ 3,794
Weighted average - common shares	1,567.5	1,536.5
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	40.7	50.4
Common shares and common share equivalents	1,608.2	1,586.9